Earnings Per Share - Summary of Number of Shares Attributable to Equity Holders (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share	134,562,177	105,557,517	134,517,869	105,553,573
Effect of other dilutive potential ordinary shares	4,471,455	1,146,397	4,515,005	1,150,819
Weighted average number of ordinary shares used to calculate diluted earnings per share	139,033,632	106,703,914	139,032,874	106,704,392